INVESTMENT MANAGER
                                                   REPORT TO SHAREHOLDERS
     Legg Mason Fund Adviser, Inc.               FOR THE SIX MONTHS ENDED
     Baltimore, MD                                  SEPTEMBER 30, 1995
BOARD OF TRUSTEES
     John F. Curley, Jr., Chairman                         THE
     Edmund J. Cashman, Jr.                            LEGG MASON
     Richard G. Gilmore                                 MARYLAND
     Charles F. Haugh                                   TAX-FREE
     Arnold L. Lehman                                 INCOME TRUST
     Dr. Jill E. McGovern
     T. A. Rodgers
     Edward A. Taber, III
TRANSFER AND SHAREHOLDERS' SERVICING AGENT
     Boston Financial Data Services
     Boston, MA
CUSTODIAN
     State Street Bank & Trust Company
     Boston, MA
COUNSEL
     Kirkpatrick & Lockhart
     Washington, DC
INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P.
     Baltimore, MD
                                                  Putting Your Future First

THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS           (Legg Mason Logo)
 PRECEDED OR ACCOMPANIED BY A PROSPECTUS.
                       Legg Mason Wood Walker, Incorporated
                            111 South Calvert Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (Bullet) 539 (Bullet) 0000
(Recycled Logo)    PRINTED ON RECYCLED PAPER
LMF-030

 TO OUR SHAREHOLDERS,
     On September 30, 1995, the Legg Mason Maryland Tax-Free Income Trust had a 30-day annualized SEC yield of 4.86%, an average weighted maturity of 15.4 years and net assets per share of $16.19.
     The Trust seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. It purchases only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's Corporation or which are judged by the Trust's investment advisor to be of comparable quality. Moody's ratings of securities we currently own are:

 Aaa                                               42.8%
 Aa                                                34.7%
 A                                                 14.0%
 Baa                                                4.6%
 Short-term securities                              3.9%

     During the six months ended September 30, the value of the Trust's portfolio holdings rose as interest rates on tax-exempt securities declined modestly. This increase in portfolio value, plus dividends paid from interest earnings, produced a total return for shareholders of 4.8% (not annualized) in the six-month period. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid, and does not reflect the effect of the Trust's 2.75% maximum initial sales charge.
     Normally, the average weighted maturity of the Trust will be kept within a range of 12-24 years. Because of the portfolio's relatively long average weighted maturity, the Trust offers higher yields than short-term and intermediate-term tax free bond funds. However, shareholders should keep in mind that for the same reason, the Trust's net asset value per share typically will show greater fluctuations -- both up and down -- in response to changes in interest rates than tax free bond funds with shorter average weighted maturities.
     Some shareholders regularly add to their Trust holdings by authorizing automatic, monthly transfers from their bank checking accounts or Legg Mason money market funds. Your Investment Executive will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.
                                          Sincerely,
                                          (Signature of John F Curley)
                                          John F. Curley, Jr.
                                          Chairman
November 10, 1995

     STATEMENT OF NET ASSETS
     LEGG MASON TAX-FREE INCOME FUND
     MARYLAND TAX-FREE INCOME TRUST
     SEPTEMBER 30, 1995
     (Amounts in Thousands)    (UNAUDITED)

      Principal
      Amount                                            Value
MUNICIPAL BONDS -- 94.8%
                  Maryland -- 94.1%
                  Annapolis (City of), Public
                    Improvement, GO
       $   350        6.50%     8/1/10                    $ 372
                  Anne Arundel County, Consolidated
                    Water and Sewer, GO
         1,350        6.90%     1/15/09                   1,477
                  Anne Arundel County, PCR Refunding
         4,000        6.00%     4/1/24                    4,494
                  Baltimore City Municipal Capital
                    Projects (MBIA insured)
                      7.375%    4/1/01
         2,000        (Pre-refunded 4/1/98A)              2,148
                  Baltimore City Waste Water (MBIA
                    insured)
                      6.50%     7/1/20
         1,500        (Pre-refunded 7/1/00A)              1,628
                  Baltimore City Water Utility (MBIA
                    insured)
                      6.50%     7/1/20
         1,250        (Pre-refunded 7/1/00A)              1,357
                  Baltimore County, Consolidated
                    Public Improvement, GO
         2,000        6.125%    7/1/09                    2,121
                  Baltimore County, Nursing Home
                    Stella Maris Series A
           890        7.25%     3/1/11                      929
                  Baltimore County, Pension Funding,
                    GO
         1,000        6.70%     7/1/09                    1,083
         2,900        6.70%     7/1/11                    3,136
         2,000        6.70%     7/1/16                    2,161
                  Carroll County, Consolidated Public
                    Improvement, GO
                      6.25%     11/1/10
           500        (Pre-refunded 11/1/01A)               552
                  Charles County, GO
                      6.60%     6/1/06
         1,000        (Pre-refunded 6/1/01A)              1,117
                  Frederick County, GO
                    Series 1990
                      6.625%    8/1/20
           250        (Pre-refunded 8/1/03A)                285
                  Series 1991 B
                      6.30%     7/1/11
         2,000        (Pre-refunded 7/1/02A)              2,222

      Principal
      Amount                                            Value
                  Frederick County, GO Public Facility
                    1991
                      6.50%     5/1/06
       $   500        (Pre-refunded 5/1/01A)              $ 555
                      6.50%     5/1/07
           650        (Pre-refunded 5/1/01A)                722
                  Frederick County, GO Public
                    Facilities Refunding 1993
         1,000        5.55%     7/1/07                    1,028
                  Harford County, GO
                      6.40%     12/1/10
           500        (Pre-refunded 12/1/00A)               552
                  Howard County, Consolidated Public
                    Improvement, GO Series A
         1,000        4.80%     8/15/01                   1,014
                      6.50%     2/15/11
           700        (Pre-refunded 2/15/00A)               754
                  Howard County, Metropolitan District
                    Refunding Series B
         1,000        0%B       8/15/07                     542
         1,500        6.00%     8/15/19                   1,512
                  Laurel (City of), GO Public
                    Improvement and Refunding (MBIA
                    insured)
           250        7.00%     7/1/09                      280
         1,000        7.00%     7/1/11                    1,116
                  Maryland Community Development
                    Administration
                    Single Family AMT
                      Second Series
         1,000        6.65%     4/1/04                    1,046
                  Fourth Series
         1,000        7.45%     4/1/32                    1,054
                  Fifth Series
         1,970        7.625%    4/1/29                    2,064
                  Sixth Series
           570        7.125%    4/1/14                      588
                    Single Family Third Series
                      Non AMT
           700        7.25%     4/1/27                      737
                    Multi-Family Insured Mortgage
                      Series G
           150        7.10%     5/15/23                     158

      Principal
      Amount                                            Value

MUNICIPAL BONDS -- Continued
                  Maryland -- Continued
                  Maryland Department of
                    Transportation Consolidated
                    Transportation Series 1989-1991
       $ 1,500        6.60%     11/1/00                  $1,628
         2,000        6.25%     9/1/03                    2,152
                      6.90%     11/1/04
           750        (Pre-refunded 11/15/98A)              822
                      6.70%     8/15/05
         1,000        (Pre-refunded 8/15/99A)             1,100
                  Maryland Health and Higher
                    Educational Facilities Authority
                    Easton Memorial Hospital (MBIA
                    insured)
         1,000        6.50%     7/1/15                    1,036
                  Francis Scott Key Medical Center
                      (FGIC insured)
         2,000        5.00%     7/1/18                    1,771
         2,000        5.00%     7/1/23                    1,738
                      6.75%     7/1/23
         1,500        (Pre-refunded 7/1/00A)              1,669
         1,000        5.625%    7/1/25                      926
                  Greater Baltimore Medical Center
                      7.10%     7/1/17
            50        (Pre-refunded 7/1/96A)                 52
                      6.75%     7/1/19
         3,000        (Pre-refunded 7/1/01A)              2,251
                  Howard County General Hospital
                      8.25%     7/1/18
         1,100        (Pre-refunded 7/1/98A)              1,234
         2,500        5.50%     7/1/21                    2,154
                  The Johns Hopkins Hospital
                      Series 1990
         4,000        0%B      7/1/19                       936
                      Series 1993
         3,250        5.00%     7/1/23                    2,821
                  The Johns Hopkins University
                      Series 1988
         3,000        7.50%     7/1/20                    3,299
                  Kaiser Permanente Medical Program
           825        9.125%    7/1/15                      845
                  Kennedy Institute Series 1991
           630        7.40%     7/1/11                      659
         1,000        6.75%     7/1/22                      999

      Principal
      Amount                                            Value
                  Suburban Hospital Series 1992
                      6.50%     7/1/17
       $ 1,000        (Pre-refunded 7/1/02A)             $1,122
                  Union Memorial Hospital
                      Series A and B (MBIA insured)
           600        6.75%     7/1/11                      649
         1,900        6.75%     7/1/21                    2,030
                  University of Maryland Medical
                      System
                      Series 1993
                      5.375%    7/1/13
         2,000        (FGIC insured)                      1,898
                  Maryland Industrial Development
                    Financing Authority Revenue
                    (American Center for Physics
                    Headquarters Facility) Series 1992
         2,500        6.375%    1/1/12                    2,539
                  Maryland National Capital Park and
                    Planning Commission (Prince
                    George's County) Series L2
           500        6.00%     7/1/05                      539
                  Maryland Stadium Authority Sports
                    Facilities Lease Revenue AMT
                    Series D
           250        6.60%     12/15/95                    251
         5,000        7.50%     12/15/10                  5,492
         2,010        7.60%     12/15/19                  2,215
                  Maryland Transportation Authority
                    Series 1985
         5,250        5.75%     7/1/15                    5,158
                  Maryland Water Quality Financing
                    Administration, Revolving Loan
                    Fund Revenue Series 1993A
         1,500        5.40%     9/1/11                    1,483
         1,500        5.40%     9/1/12                    1,466
                  Mayor and City Council of Baltimore
                    (FGIC insured)
                    Baltimore City Consolidated Public
                    Improvement
         2,000        0%B       10/15/11                    777

     LEGG MASON TAX-FREE INCOME FUND
     MARYLAND TAX-FREE INCOME TRUST
     (Amounts in Thousands)

      Principal
      Amount                                            Value
MUNICIPAL BONDS -- Continued
                  Baltimore City Parking Revenue
       $   500        6.25%     7/1/21                    $ 512
                  Baltimore City Water Projects
           960        5.00%     7/1/24                      843
                  Port Facilities Revenue (Consolidated
                    Coal Sales Co. Project) Series A and B
         6,000        6.50%     10/1/11                  6,506
                  Montgomery County, Consolidated
                    Public Improvement, GO
                      Series A
         2,750        5.80%     7/1/07                    2,936
         3,000        0%B       7/1/10                    1,315
                  Series B
                  6.80%     11/1/09
           850    (Pre-refunded 11/1/99A)                   942
                  Montgomery County, HOC Single Family
           965        6.80%     7/1/17                      999
                  Montgomery County, Parking Revenue
                    Refunding (Silver Spring Parking
                    Lot
                    District) 1992 Series A (FGIC
                    insured)
         2,000        6.25%     6/1/07                    2,151
                  Montgomery County, PCR Refunding
                    (Potomac Electric Project) 1994
                    Series
         1,000        5.375%    2/15/24                     918
                  Morgan State University Academic and
                    Auxiliary Fees Revenue (MBIA
                    insured)
                      7.00%     7/1/20
         1,000        (Pre-refunded 7/1/00A)              1,123
                  Northeast Maryland Waste Disposal
                    Authority Solid Waste Revenue
                    (Montgomery County Resource
                    Recovery Project) AMT Series 1993A
         3,000        6.30%     7/1/16                    3,021
                  Prince George's County, Consolidated
                    Public Improvement, GO
           585        6.70%     7/1/04                      648
                      7.20%     2/1/08
           500        (Pre-refunded 2/1/99A)                548
           585        6.75%     7/1/11                      626
                  Prince George's County, PCR
                    Refunding (Potomac Electric
                    Project) 1993 Series
         2,250        6.375%    1/15/23                   2,402

      Principal
      Amount                                            Value
                  Prince George's County, Solid Waste
                    Management System Revenue
                    Series 1990
                      6.75%     6/30/02
       $   250        (Pre-refunded 6/30/00A)          $    278
                      6.90%     6/30/06
           750        (Pre-refunded 6/30/00A)               839
                      Series 1993
         1,000        5.25%     6/15/13                     894
                  State of Maryland, GO
           500        6.70%     7/15/02                     548
                      6.70%     3/1/04
         1,500        (Pre-refunded 3/1/00A)              1,651
         2,000        5.40%     6/1/07                    2,055
                  Talbot County, Bank Qualified, GO
           500        6.70%     5/1/10                      534
           415        6.70%     5/1/11                      442
                  University of Maryland Systems
                    (Auxiliary Facilities and Tuition
                    Revenue)
                    Series A
         1,000        6.30%     2/1/10                    1,059
                      6.50%     4/1/11
         2,000        (Pre-refunded 4/1/00A)              2,196
         1,000        5.60%     4/1/15                      973
                      Series B
                      7.00%     10/1/07
         1,000        (Pre-refunded 10/1/99A)             1,113
         1,000        6.375%    4/1/09                    1,072
                  Washington County Public Facilities
                    Revenue, GO
                      6.60%     12/1/02
           750        (Pre-refunded 12/1/98A)               816
                  Washington Suburban Sanitary
                    District
         1,000        6.10%     6/1/07                    1,077
         1,000        5.25%     6/1/11                      964
         1,000        5.50%     6/1/13                      978
                      6.90%     6/1/13
           400        (Pre-refunded 6/1/01A)                452
                      6.90%     6/1/14
         1,300        (Pre-refunded 6/1/01A)              1,471
         1,000        5.25%     6/1/15                      934
                  Worcester County Sanitary District, GO
           115        6.75%     5/1/15                      122
                                                        138,473

      Principal
      Amount                                            Value
MUNICIPAL BONDS -- Continued
                  Puerto Rico -- 0.7%
                  Puerto Rico Housing Finance
                    Corporation Single Family Mortgage
                    Revenue Series D
       $ 1,000        6.85%     10/15/24               $  1,003
                  Total Municipal Bonds (Identified
                    Cost -- $131,320)                   139,476

SHORT-TERM INVESTMENTS -- 3.7%

                  Variable Rate Demand Obligations --
                  Baltimore County, Sheppard & Enoch
                    Pratt
           900        4.40%C    10/4/95                     900
                  Maryland Health and Higher
                    Educational Facilities Authority
                    Series 1985A
                      4.35%C    10/4/95
         3,800        (Non-callable)                      3,800
                  Lincoln County, Wy Pollution Control
           800        4.40%C    10/4/95                     800
                  Total Short-term Investments
                    (Identified Cost -- $5,500)           5,500

Total Investments -- 98.5%
  (Identified Cost -- $136,820)               $144,976
Other Assets Less Liabilities -- 1.5%            2,145
NET ASSETS -- 100.0%                          $147,121

Net Assets Consisting of:
Accumulated paid-in capital applicable
  to 9,090 shares outstanding            $138,456
Undistributed net realized gain
  on investments                              509
Unrealized appreciation of investments      8,156
NET ASSETS -- 100.0%                                 $147,121
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE                                            $16.19
MAXIMUM OFFERING PRICE PER SHARE
  (net asset value plus sales charge
  of 2.75% of offering price)                          $16.65

     A PRE-REFUNDED BOND -- BONDS ARE REFERRED TO AS PRE-REFUNDED WHEN THE ISSUE
       HAS BEEN ADVANCE REFUNDED BY A SUBSEQUENT ISSUE. THE ORIGINAL ISSUE IS USUALLY ESCROWED WITH U.S. TREASURY SECURITIES IN AN AMOUNT SUFFICIENT TO PAY THE INTEREST, PRINCIPAL AND CALL PREMIUM, IF ANY, TO THE EARLIEST CALL DATE. ON THAT CALL DATE, THE BOND WILL "MATURE." THE PRE-REFUNDED DATE IS USED IN DETERMINING WEIGHTED AVERAGE MATURITY.
     B ZERO-COUPON BOND -- A BOND WITH NO PERIODIC INTEREST PAYMENTS WHICH IS
       SOLD AT SUCH A DISCOUNT AS TO PRODUCE A CURRENT YIELD TO MATURITY.
     C THE RATE SHOWN IS THE RATE AS OF SEPTEMBER 30, 1995, AND THE MATURITY
       SHOWN IS THE LONGER OF THE NEXT INTEREST READJUSTMENT DATE OR THE DATE THE PRINCIPAL AMOUNT OWED CAN BE RECOVERED THROUGH DEMAND.
       A GUIDE TO ABBREVIATIONS APPEARS ON THE NEXT PAGE.
       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               5

     LEGG MASON TAX-FREE INCOME FUND
     MARYLAND TAX-FREE INCOME TRUST

                                    % of        Market
                                 Net Assets     Value

SECTOR DIVERSIFICATION                                    (000)
Pre-refunded Bonds                   21.5%     $ 31,571
General Obligation -- Local          15.1        22,268
Hospital Revenue                     13.2        19,392
Lease Revenue                         7.1        10,498
Water and Sewer Revenue               6.3         9,255
Ground Transportation Revenue         6.1         8,938
Corporate Utilities                   5.3         7,813
Housing Revenue                       5.2         7,649
Port Facilities Revenue               4.4         6,506
Education Revenue                     4.3         6,404
Solid Waste Revenue                   2.7         3,915
Parking Revenue                       1.8         2,663
General Obligation -- State           1.8         2,604
Short-term Investments                3.7         5,500
Other Assets Less Liabilities         1.5         2,145
                                    100.0%     $147,121

INVESTMENT ABBREVIATIONS

      AMT     Alternative Minimum Tax
      FGIC    Financial Guaranty Insurance Company
      GO      General Obligation
      HOC     Housing Opportunities Commission
      MBIA    Municipal Bond Insurance Association
      PCR     Pollution Control Revenue

     STATEMENT OF OPERATIONS
     LEGG MASON TAX-FREE INCOME FUND
     MARYLAND TAX-FREE INCOME TRUST
     FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995    (UNAUDITED)

(Amounts in Thousands)
INVESTMENT INCOME:
        Interest                                                                                                        $4,257
EXPENSES:
        Investment advisory fee                                                                    $  401
        Distribution and service fees                                                                 182
        Custodian fee                                                                                  40
        Transfer agent and shareholder servicing expense                                               29
        Legal and audit fees                                                                           14
        Organization expense                                                                            5
        Reports to shareholders                                                                         3
        Trustees' fees                                                                                  2
        Other expenses                                                                                  7
                                                                                                      683
          Less fees waived                                                                           (270)
          Total expenses, net of waivers                                                                                   413
      NET INVESTMENT INCOME                                                                                              3,844
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Realized gain on investments                                                                  604
        Increase in unrealized appreciation of investments                                          2,195
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                                    2,799
      INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $6,643

     SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               7

     STATEMENT OF CHANGES IN NET ASSETS
     LEGG MASON TAX-FREE INCOME FUND
     MARYLAND TAX-FREE INCOME TRUST

                                                                                              For the                  For the
                                                                                          Six Months Ended            Year Ended
(Amounts in Thousands)                                                                   September 30, 1995         March 31, 1995
                                                                                            (Unaudited)
CHANGE IN NET ASSETS:
      Net investment income                                                                   $  3,844                 $  7,534
      Net realized gain on investments                                                             604                      124
      Increase in unrealized appreciation of investments                                         2,195                    1,212
      Increase in net assets resulting from operations                                           6,643                    8,870
      Distributions to shareholders:
        Net investment income                                                                   (3,844)                  (7,534)
      Change in net assets from Fund share transactions                                          2,008                   (4,600)
        Change in net assets                                                                     4,807                   (3,264)
NET ASSETS:
      Beginning of period                                                                      142,314                  145,578
      End of period                                                                           $147,121                 $142,314

     SEE NOTES TO FINANCIAL STATEMENTS.
8

     FINANCIAL HIGHLIGHTS
     LEGG MASON TAX-FREE INCOME FUND
     MARYLAND TAX-FREE INCOME TRUST
         Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                 For the
                                                   Six
                                                 Months
                                                  Ended
                                                 September                        For the Years Ended March 31,
                                                 30, 1995                  1995               1994               1993
                                                (Unaudited)
PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of period       $15.87                    $15.69            $15.97              $15.03
      Net investment incomeA                      0.425                     0.828             0.839               0.877
      Net realized and unrealized gain (loss)
        on investments                             0.32                      0.18            (0.275)              0.947
      Total from investment operations            0.745                     1.008             0.564               1.824
      Distributions to shareholders:
        Net investment income                    (0.425)                   (0.828)           (0.839)             (0.877)
        Net realized gain on investments          --                         --                --                (0.007)
        In excess of net realized gain on
        investments                               --                         --              (0.005)                --
      Total distributions                        (0.425)                   (0.828)           (0.844)             (0.884)
      Net asset value, end of period             $16.19                    $15.87            $15.69              $15.97
      Total returnD                                4.75%C                    6.60%             3.51%              12.47%
RATIOS/SUPPLEMENTAL DATA:
      Ratios to average net assets:
        ExpensesA                                  0.57%B                    0.54%             0.46%               0.40%
        Net investment incomeA                     5.28%B                    5.32%             5.10%               5.61%
      Portfolio turnover rate                      14.1%B                     9.5%              6.6%                 --
      Net assets, end of period (in
        thousands)                             $147,121                  $142,314          $145,578            $128,566

                                                 May 1,
                                                 1991*
                                                   to
                                               March 31,
                                                  1992

PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of period              $14.70
      Net investment incomeA                             0.823
      Net realized and unrealized gain (loss)
        on investments                                   0.333
      Total from investment operations                   1.156
      Distributions to shareholders:
        Net investment income                           (0.823)
        Net realized gain on investments                (0.003)
        In excess of net realized gain on
        investments                                --
      Total distributions                               (0.826)
      Net asset value, end of period                    $15.03
      Total returnD                                       8.04%C
RATIOS/SUPPLEMENTAL DATA:
      Ratios to average net assets:
        ExpensesA                                        0.18%B
        Net investment incomeA                           5.91%B
      Portfolio turnover rate                             5.4%B
      Net assets, end of period (in
        thousands)                                    $83,052

     * COMMENCEMENT OF OPERATIONS.
     A NET OF FEES WAIVED AND REIMBURSEMENTS MADE BY THE ADVISER IN EXCESS OF
       VOLUNTARY EXPENSE LIMITATIONS AS FOLLOWS: ALL EXPENSES UNTIL OCTOBER 20, 1991; 0.25% OF AVERAGE DAILY NET ASSETS UNTIL DECEMBER 31, 1991; 0.35% UNTIL JUNE 30, 1992; 0.40% UNTIL DECEMBER 31, 1992; 0.45% UNTIL DECEMBER 31, 1993; 0.50% UNTIL JUNE 30, 1994; 0.55% UNTIL JULY 31, 1995 AND 0.60%
       THROUGH JANUARY 31, 1996.
     B ANNUALIZED.
     C NOT ANNUALIZED.
     D EXCLUDING SALES CHARGE.
       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               9

     NOTES TO FINANCIAL STATEMENTS
     LEGG MASON TAX-FREE INCOME FUND
     MARYLAND TAX-FREE INCOME TRUST
     (Amounts in Thousands)    (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES:
          The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Fund"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Fund") and the Tax-Free Intermediate-Term Income Trust ("Intermediate Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified. The financial statements of the Pennsylvania Fund and the Intermediate Fund are included in separate reports to shareholders.
      Security Valuation
          Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation, is used for debt obligations with 60 days or less remaining to maturity.
      Dividends and Distributions to Shareholders
          Dividends are declared daily and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Dividends payable are recorded on the dividend record date. At September 30, 1995, dividends payable of $319 were accrued. Net income for dividend purposes consists of interest accrued less accrued expenses. Bond premium is amortized for financial reporting and tax purposes. Bond discount, other than original issue, is not amortized.
      Security Transactions and Investment Income
          Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Interest income and expenses are recorded on the accrual basis. Repurchase Agreements
          All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.
      Federal Income Taxes
          No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.
2. INVESTMENT TRANSACTIONS:
          Investment transactions for the six months ended September 30, 1995 (excluding short-term securities) were as follows:

         Purchases                              $10,372
         Proceeds from sales                      9,810

          At September 30, 1995, the cost of securities for federal income tax purposes was $136,820. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,212 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $56.
3. FUND SHARE TRANSACTIONS:
          At September 30, 1995, there were unlimited shares authorized at $.001 par value for the Trust and the Fund. Transactions in Fund shares were as follows:

                               For the
                          Six Months Ended            For the
                            September 30,           Year Ended
                                1995              March 31, 1995
                          Shares    Amount      Shares      Amount
      Sold                 508      $8,171      1,169      $18,259
      Reinvestment of
        distributions      175       2,823        358        5,565
      Repurchased         (558)     (8,986)    (1,838)     (28,424)
      Net change           125      $2,008       (311)     $(4,600)

     (Amounts in Thousands)
4. TRANSACTIONS WITH AFFILIATES:
          The Fund has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. ("Adviser"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Adviser provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee at an annual rate of 0.55% of average daily net assets of the Fund, calculated daily and payable monthly. The agreement with the Adviser provides that expense reimbursements be made to the Fund for expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) which in any month are in excess of annual rates, based on average daily net assets, according to the following schedule: all expenses until October 20, 1991, 0.25% until December 31, 1991, 0.35% until June 30, 1992, 0.40% until December 31, 1992, 0.45% until December 31, 1993, 0.50% until June 30, 1994; 0.55%
      until July 31, 1995 and 0.60% through January 31, 1996 or when the Fund's net assets reach $200 million, whichever occurs first. For the six months ended September 30, 1995, advisory fees of $270 were waived and $27 was payable to the Adviser at September 30, 1995.
          Legg Mason, as distributor of the Fund, receives an annual distribution fee of 0.125% and an annual service fee of 0.125% of the Fund's average daily net assets, calculated daily and payable monthly. Distribution and services fees of $30 were payable to the distributor at September 30, 1995. Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $9 by the transfer agent for the six months ended September 30, 1995.
                                                                              11